Transactions with Related Parties	12 Months Ended
Dec. 31, 2022
Transactions with Related Parties [Abstract]
Transactions with Related Parties
5.	Transactions with Related Parties:

(a) Central Mare– Executive Officers and Other Personnel Agreements: On September 1, 2010, the Company entered into separate agreements with Central Mare, a related party affiliated with the family of Mr. Evangelos J. Pistiolis, pursuant to which Central Mare provides the Company with its executive officers (Chief Executive Officer, Chief Financial Officer, Chief Technical Officer and Chief Operating Officer).

As of December 31, 2021 and 2022 the amounts due to Central Mare were $32 and $0 respectively and are presented in Due to related parties, on the consolidated balance sheets.

The fees charged by and expenses relating to Central Mare for the years ended December 31, 2020, 2021 and 2022 are as follows:

	Year Ended December 31,
	2020	2021	2022	Presented in:
Executive officers and other personnel expenses	360	360	360	General and administrative expenses – Statement of comprehensive (loss)/income
Amortization of awarded shares*	(34)	(34)	(16)	Management fees – related parties – Statement of comprehensive (loss)/income
Total	326	326	344

*
As per the Company’s equity incentive plan, or the 2015 plan (null and void since due to the reverse stock splits of the Company’s stock the shares left to be vested are zero), the Company incurred an amortization gain of $34, $34 and $16 relating to the amortization of the original fair value of the equity incentive plan recognized at inception, for each of the years ended December 31, 2020, 2021 and 2022 respectively. The Company’s equity incentive plan ended on June 30, 2022.

(b) Central Shipping Inc (“CSI”) – Letter Agreement and Management Agreements: On January 1, 2019, the Company entered into a letter agreement with CSI (“CSI Letter Agreement”), a related party affiliated with the family of Evangelos J. Pistiolis and between January 1, 2019 and September 8, 2021 the Company entered into management agreements, or Management Agreements, between CSI and the Company’s vessel-owning subsidiaries. The CSI Letter Agreement can only be terminated subject to an eighteen-month advance notice, subject to a termination fee equal to twelve months of fees payable under the CSI Letter Agreement.

Pursuant to the CSI Letter Agreement, as well as the Management Agreements concluded between CSI and the Company’s vessel-owning subsidiaries, the Company pays a management fee of $600 per day per vessel for the provision of technical, commercial, operation, insurance, bunkering and crew management, commencing three months before the vessel is scheduled to be delivered by the shipyard. In addition, the Management Agreements provide for payment to CSI of: (i) $546 per day for superintendent visits plus actual expenses; (ii) a chartering commission of 1.25% on all freight, hire and demurrage revenues; (iii) a commission of 1.00% on all gross vessel sale proceeds or the purchase price paid for vessels and (iv) a financing fee of 0.2% on derivative agreements and loan financing or refinancing. CSI also performs supervision services for all of the Company’s newbuilding vessels while the vessels are under construction, for which the Company pays CSI the actual cost of the supervision services plus a fee of 7% of such supervision services.

CSI provides, at cost, all accounting, reporting and administrative services. Finally, the CSI Letter Agreement provides for a performance incentive fee for the provision of management services to be determined at the discretion of the Company’s Board of Directors. The management agreements have an initial term of five years, after which they will continue to be in effect until terminated by either party subject to an eighteen-month advance notice of termination. Pursuant to the terms of the management agreements, all fees payable to CSI are adjusted annually according to the US Consumer Price Inflation (“CPI”) of the previous year and if CPI is less than 2% then a 2% increase is effected. On September 15, 2021 the Company entered into an amendment to the CSI Letter Agreement, whereby the payment for the already agreed commission for sale and purchase of vessels in the case of the purchase of a vessel under construction is denoted as “Newbuilding vessels monitoring fee” and is payable as follows: 25% of the commission on the purchase of the newbuilding construction contract, 25% of the commission on the steel cutting of the newbuilding vessel, 25% of the commission on launching of the newbuilding vessel and 25% of the commission on the delivery of the newbuilding vessel to the Company (“steel cutting” and “launching” are newbuilding vessel construction milestones, evidenced by notices received by the shipyard).

As of December 31, 2021 and 2022, the amounts due to CSI were $1,193 and $237 respectively and are presented in Due to related parties, on the consolidated balance sheets.

The fees charged by and expenses relating to CSI for the years ended December 31, 2020, 2021 and 2022 are as follows:

	Year Ended December 31,
	2020	2021	2022	Presented in:
Management fees	69	199	61	Capitalized in Vessels, net / Advances for vessels acquisitions / under construction –Balance sheet
	1,953	1,477	1,749	Management fees – related parties –Statement of comprehensive (loss)/ income
Supervision services fees	63	79	14	Capitalized in Vessels, net / Advances for vessels acquisitions / under construction –Balance sheet
Superintendent fees	60	17	37	Vessel operating expenses –Statement of comprehensive (loss)/income
	198	255	129	Capitalized in Vessels, net / Advances for vessels acquisitions / under construction –Balance sheet
Accounting and reporting cost	330	360	360	Management fees – related parties –Statement of comprehensive (loss)/ income
Commission for sale and purchase of vessels	3,377	793		Management fees – related parties –Statement of comprehensive (loss)/ income
	3,971	-	730	Loss/(Gain) from vessel sales –Statement of comprehensive (loss)/income
	454	-		Capitalized in Investments in unconsolidated joint ventures –Balance sheet
	1,017	-		Capitalized in Right of use assets from operating leases – Balance Sheet
	-	264		Impairment on vessels – Statement of comprehensive (loss)/income
Newbuilding vessels monitoring fee	-	1,365	455	Capitalized in Vessels, net / Advances for vessels acquisitions / under construction –Balance sheet
Financing fees	-	150	312	Net in Current and Non-current portions of long-term debt – Balance sheet
Commission on charter hire agreements	761	705	1,008	Voyage expenses - Statement of comprehensive (loss)/income
Total	12,253	5,664	4,855

For the years ended December 31, 2020, 2021 and 2022 CSI charged the Company newbuilding supervision related pass-through costs amounting to $967, $1,207 and $236 respectively, which are not included in the table above and are presented within Vessels, net / Advances  for vessels acquisitions / under construction in the Company’s consolidated balance sheet.

(c) Issuance of Series E Shares:  On March 29, 2019 the Company entered into a stock purchase agreement with Family Trading Inc (“Family Trading”), a related party owned by the Lax Trust, an irrevocable trust established for the benefit of certain family members of Mr. Evangelos J. Pistiolis, pursuant to which the Company exchanged the outstanding principal, fees and interest of the Further Amended Family Trading Credit Facility with 27,129 Series E Shares (defined below, also see Note 16). For the year ended December 31, 2021 and 2022 the Company declared dividends of $1,883 and $2,046 respectively and accrued interest on unpaid dividends amounted to $0 and $30 for the same periods. As of December 31, 2021 and 2022, dividends due to Family Trading were $968 and $0 and are presented in Due to related parties, on the consolidated balance sheets.

(d) Vessel Acquisitions from affiliated entities: From February 20, 2020 to September 8, 2021 the Company entered into a series of transactions with a number of entities affiliated with Mr. Evangelos J. Pistiolis (see Notes 1 and 5). As of December 31, 2021 and 2022, the Company owes $27,562 and $0 respectively to the previous owners of the newbuilding vessels presented in Due to related parties in the consolidated balance sheets.

(e) Charter Party with Central Tankers Chartering Inc (“Central Tankers Chartering”): As part of the MR Transaction (see Note 1) Central Tankers Chartering was the charterer of the vessels M/T Eco Van Nuys, M/T Eco Santa Monica and M/T Eco Venice Beach. The time charters were for a firm period of five years at a daily rate of $16,200 with two optional years at daily rates of $17,200 and $18,200 at Central Tankers Chartering’s option and would have commenced upon each vessel’s delivery from the shipyard in the first quarter of 2021. The vessels M/T Eco Van Nuys, M/T Eco Santa Monica and M/T Eco Venice Beach were exchanged as part of the VLCC Transaction on January 6, 2021 (see Note 1). On January 6, 2021 the Company acquired a shipowning company from an entity affiliated with Mr. Evangelos J. Pistiolis that owned M/T Eco Oceano Ca which was party to a time charter, with CTC, for a firm duration of five years at a gross daily rate of $32,450, with two optional years at $33,950 and $35,450 at CTC’s option. On February 22, 2022 the Company amended the previously agreed time charter with CTC and increased its firm period from 5 years to 15 years and reduced the daily rate from $32,450 to $24,500. This amendment was approved by a committee of the Company’s board of directors, of which all of the directors were independent, after obtaining a fairness opinion from an independent financial advisor. The time charter commenced on the date of delivery. For the year ended December 31, 2022 the CTC charter generated $7,294 of revenue presented in Time charter revenues in the accompanying consolidated statements of comprehensive (loss)/income. As of December 31, 2021 and 2022, there are no amounts due to Central Tankers Chartering.

(f) Personal Guarantees by Mr. Evangelos J. Pistiolis and Related Amendments to the Series D Preferred Shares: As a prerequisite for the Navigare Lease (defined below, see Note 6), Mr. Evangelos J. Pistiolis personally guaranteed the performance of the bareboat charters connected to the lease and in exchange, the Company agreed to indemnify him for any losses suffered as a result of the guarantee provided, and the Company amended the Certificate of Designations governing the terms of the Series D Preferred Shares (see Note 7), to adjust the voting rights per share of Series D Preferred Shares such that during the term of the Navigare Lease, the combined voting power controlled by Mr. Evangelos J. Pistiolis and the Lax Trust does not fall below a majority of the Company’s total voting power, irrespective of any new common or preferred stock issuances, and thereby complying with a relevant covenant of the bareboat charters entered in connection with the Navigare Lease. This personal guarantee comes into effect in the case 120 days have passed and the Company is still unable to pay down all amounts due under the Navigare lease, with the exception of amounts due to Navigare due to a total loss, where in this case the personal guarantee will cover an amount equal to all unpaid charter hire and a further amount equivalent to all future charter hire that would have accrued from the date of the total loss up to the end of the charter period and is callable 200 days after the date of the total loss. Due to the related party nature of the transactions involving Mr. Evangelos J. Pistiolis, such transactions were unanimously approved by our Board of Directors, including all three independent directors.

(g) Issuance of Series F Shares: On January 17, 2022, the Company entered into a stock purchase agreement with Africanus Inc., an affiliate of Evangelos J. Pistiolis for the sale of up to 7,560,759 newly-issued Series F Non-Convertible Perpetual Preferred Shares (“Series F Shares”, see Note 16). The issuance of the Series F Shares was approved by a committee of the Company’s board of directors, of which all of the directors were independent. In December 2022, 100% of Africanus Inc shares were transferred to Three Sororibus Trust of Cyprus, which is an irrevocable trust established for the benefit of certain family members of Mr. Pistiolis. For the year ended December 31, 2022 the Company declared dividends of $10,344 and accrued interest on unpaid dividends amounted to $8 for the same period. As of December 31, 2022 there are no dividends due to Africanus Inc.

(h) Short term loan from Central Mare (“Central Mare Bridge Loan”): On January 5, 2022 the Company entered into an unsecured credit facility for up to $20,000 with Central Mare in order to finance part of the cost of its newbuilding program (see Note 7). Related party interest expense, commitment fees and arrangement fees for the year ended December 31, 2022 incurred in connection with this credit facility, amounted to $169, $18 and $400 respectively and are included in interest and finance costs in the accompanying consolidated statements of comprehensive (loss)/income. The Central Mare Bridge Loan was terminated on March 4, 2022 and as of December 31, 2022, there are no interest, arrangement fees nor commitment fees due to Central Mare.